Financial instruments, Interest bearing debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Aug. 31, 2018	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional	$ 530,477
Carrying amount	522,299			$ 449,959
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	35,136
Carrying amount	$ 35,002			37,626
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.19%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 33,973
Carrying amount	$ 33,683			36,015	$ 36,400		$ 49,400
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.00%						2.00%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 231,300
Carrying amount	225,214		$ 316,200	109,423
Undrawn borrowing facilities	$ 78,700
Nordea Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	1.90%	1.90%
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 230,067
Carrying amount	228,400			$ 266,895
Undrawn borrowing facilities	$ 100,000
ABN Amro Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%
Convertible Senior Notes due 2021 [Member]
Interest-bearing debt [Abstract]
Interest rate spread						4.50%